Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares of par value per share (in Dollars per share)
Ordinary shares, authorized (in Shares)	362,116,800	362,116,800
Ordinary shares, issued (in Shares)	88,009,737	70,380,570
Ordinary shares, outstanding (in Shares)	88,009,737	70,380,570